Condensed Statements Of Consolidated Cash Flows - USD ($) $ in Millions	3 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Cash flows - operating activities:
Net income (loss)	$ (163)	$ 325
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization	285	621
Deferred income tax benefit, net	(76)	209
Impairment of goodwill	0
Impairment of long-lived assets	0
Write-off of intangible and other assets	0	0
Gain on extinguishment of liabilities subject to compromise	0	0
Net loss from adopting fresh start reporting	0
Contract claims adjustments	0
Adjustment to asbestos liability	0
Noncash adjustment for estimated allowed claims related to debt	0
Adjustment to intercompany claims pursuant to Settlement Agreement	0
Sponsor management agreement settlement	0
Fees paid for Predecessor DIP Facility (reported as financing activities)	0
Unrealized net (gain) loss from mark-to-market valuations of commodity positions	165	(199)
Unrealized net (gain) loss from mark-to-market valuations of interest rate swaps	11
Liability adjustment arising from termination of interest rate swaps	0
Noncash realized loss on termination of interest rate swaps	0
Noncash realized gain on termination of natural gas positions	0
Amortization of debt related costs, discounts, fair value discounts and losses on dedesignated cash flow hedges	0
Income tax benefit due to IRS audit resolutions	0
Impacts of Tax Receivable Agreement	22	(96)
Stock-based compensation		13
Other, net	7	84
Changes in operating assets and liabilities:
Affiliate accounts receivable/payable - net	0
Accounts receivable - trade	135
Inventories	3
Accounts payable - trade	(79)
Commodity and other derivative contractual assets and liabilities	(48)
Margin deposits, net	(193)	183
Accrued interest	32	(26)
Other - net assets	(2)
Accrued taxes		4
Other - net liabilities	(18)
Accrued incentive plan		(46)
Other operating assets and liabilities, including liabilities subject to compromise		(227)
Cash provided by (used in) operating activities	81	845
Cash flows - financing activities:
Borrowings under TCEH DIP Roll Facilities and DIP Facility	0	0
TCEH DIP Roll Facilities financing fees	0	0
Repayments/repurchases of debt	0	(32)
Net proceeds from issuance of preferred stock	0
Payments to extinguish claims of TCEH first lien creditors	0
Payments to extinguish claims of TCEH unsecured creditors	0
Fees paid for credit facilities	0
Incremental Term Loan B Facility	1,000
Special Dividend	(992)
Other, net	(2)	(5)
Cash (used in) provided by financing activities	6	(37)
Cash flows - investing activities:
Notes/advances due from affiliates	0
Lamar and Forney acquisition - net of cash acquired	0	0
Capital expenditures	(48)	(86)
Nuclear fuel purchases	(41)	(56)
Solar development expenditures		(129)
Odessa acquisition		(355)
Changes in restricted cash	48	34
Proceeds from sales of nuclear decommissioning trust fund securities	25	154	$ 201
Investments in nuclear decommissioning trust fund securities	(30)	(169)	(215)
Other, net	1	10
Cash used in investing activities	(45)	(597)
Net change in cash and cash equivalents	42	211
Cash and cash equivalents - beginning balance	801	843
Cash and cash equivalents - ending balance	843	$ 1,054	801
Predecessor
Cash flows - operating activities:
Net income (loss)			22,851	$ (656)	$ (4,677)	$ (6,229)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization			532	532	995	1,440
Deferred income tax benefit, net			(1,270)	2	(883)	(2,406)
Impairment of goodwill			0		2,200	1,600
Impairment of long-lived assets			0		2,541	4,670
Write-off of intangible and other assets			45	45	84	263
Gain on extinguishment of liabilities subject to compromise			(24,344)	0	0	0
Net loss from adopting fresh start reporting			2,013		0	0
Contract claims adjustments			13		54	19
Adjustment to asbestos liability			11		0	0
Noncash adjustment for estimated allowed claims related to debt			0		896	0
Adjustment to intercompany claims pursuant to Settlement Agreement			0		(1,037)	0
Sponsor management agreement settlement			0		(19)	0
Fees paid for Predecessor DIP Facility (reported as financing activities)			0		9	92
Unrealized net (gain) loss from mark-to-market valuations of commodity positions			36	36	(119)	370
Unrealized net (gain) loss from mark-to-market valuations of interest rate swaps			0		0	(1,290)
Liability adjustment arising from termination of interest rate swaps			0		0	277
Noncash realized loss on termination of interest rate swaps			0		0	1,225
Noncash realized gain on termination of natural gas positions			0		0	(117)
Amortization of debt related costs, discounts, fair value discounts and losses on dedesignated cash flow hedges			0		0	88
Income tax benefit due to IRS audit resolutions			0		0	53
Impacts of Tax Receivable Agreement			0	0	0	0
Stock-based compensation				0
Other, net			52	86	67	61
Changes in operating assets and liabilities:
Affiliate accounts receivable/payable - net			31		(4)	11
Accounts receivable - trade			(216)		17	72
Inventories			71		34	(67)
Accounts payable - trade			26		40	94
Commodity and other derivative contractual assets and liabilities			29		27	(27)
Margin deposits, net			(124)	(124)	129	(192)
Accrued interest			(10)	(10)	2	493
Other - net assets			(3)		(22)	(67)
Accrued taxes				(13)
Other - net liabilities			19		(97)	11
Accrued incentive plan				(30)
Other operating assets and liabilities, including liabilities subject to compromise				(64)
Cash provided by (used in) operating activities			(238)	(196)	237	444
Cash flows - financing activities:
Borrowings under TCEH DIP Roll Facilities and DIP Facility			4,680	4,680	0	1,425
TCEH DIP Roll Facilities financing fees			(112)	(112)	(9)	(92)
Repayments/repurchases of debt			(2,655)	(2,655)	(21)	(223)
Net proceeds from issuance of preferred stock			69		0	0
Payments to extinguish claims of TCEH first lien creditors			(486)		0	0
Payments to extinguish claims of TCEH unsecured creditors			(429)		0	0
Fees paid for credit facilities			(8)		0	0
Incremental Term Loan B Facility			0		0	0
Special Dividend			0		0	0
Other, net			0		0	1
Cash (used in) provided by financing activities			1,059	1,913	(30)	1,111
Cash flows - investing activities:
Notes/advances due from affiliates			(41)		(37)	(34)
Lamar and Forney acquisition - net of cash acquired			(1,343)	(1,343)	0	0
Capital expenditures			(230)	(230)	(337)	(336)
Nuclear fuel purchases			(33)	(33)	(123)	(77)
Solar development expenditures				0
Odessa acquisition				0
Changes in restricted cash			233	365	(123)	42
Proceeds from sales of nuclear decommissioning trust fund securities			201	201	401	314
Investments in nuclear decommissioning trust fund securities			(215)	(215)	(418)	(331)
Other, net			8	(33)	(13)	(36)
Cash used in investing activities			(1,420)	(1,288)	(650)	(458)
Net change in cash and cash equivalents			(599)	429	(443)	1,097
Cash and cash equivalents - beginning balance	$ 801		1,400	1,400	1,843	746
Cash and cash equivalents - ending balance			$ 801	$ 1,829	$ 1,400	$ 1,843